Provision for decommissioning costs (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision For Decommissioning Costs
Opening balance	$ 23,203	$ 18,600
Adjustment to provision	9,373	3,821
Transfers related to liabilities held for sale	(407)	(339)
Use of provisions	(1,464)	(1,227)
Interest accrued	970	837
Others	26	(8)
Translation adjustment	(5,498)	1,519
Closing balance	$ 26,203	$ 23,203